Other information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 97,724	$ 91,450	$ 59,999
Interest received	10,853	1,211	1,265
Undrawn credit facility fee paid	2,865	3,512	1,656
Non-cash transactions:
Long-term debt for vessels under construction	77,625	8,300	54,080
Dividend reinvestment	38,862	64,697	31,961
Loan repayment for vessels under construction		29,680	6,560
Vessel reallocation		11,533
Fair value of financial instruments		50,278
Capital contribution through settlement of loans to affiliate	19,444	15,000
Arrangement and Transaction Fees [Member]
Non-cash transactions:
Arrangement and transaction fees (note 12)	$ 9,191	6,753	3,342
Series A Preferred Shares [Member]
Non-cash transactions:
Dividends on Series A preferred shares		$ 3,395	$ 38,390